Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INVESTMENT INCOME:
Interest income	$ 2,678,807	$ 1,341,611
EXPENSES:
Brokerage fees	3,880,705	4,012,950
Administrative expenses	281,333	273,353
Custody fees and other expenses	28,876	29,982
Total expenses	4,190,914	4,316,285
NET INVESTMENT LOSS	(1,512,107)	(2,974,674)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	(1,416,095)	19,130,476
Foreign exchange translation	64,817	348,206
Net change in unrealized:
Futures and forward currency contracts	5,916,561	(5,895,562)
Foreign exchange translation	(224,897)	321,168
Net gains (losses) from U.S. Treasury notes:
Realized	(13,293)	(5,742)
Net change in unrealized	175,296	(136,160)
Total net realized and unrealized gains (losses)	4,502,389	13,762,386
NET INCOME (LOSS)	2,990,282	10,787,712
LESS PROFIT SHARE TO (FROM) GENERAL PARTNER	212,140	926,056
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) GENERAL PARTNER	$ 2,778,142	$ 9,861,656